Other gains, net	12 Months Ended
Dec. 31, 2021
Other Revenue Disclosure [Abstract]
Other gains, net
23	Other gains, net

		Year ended December 31,
	Note	2019	2020	2021
		RMB	RMB	RMB

Fund possession fee	(i)	-	10,001,581	33,448,660
Net gains on confiscated credit risk mitigation positions	(ii)	7,920,861	13,446,619	12,733,681
Profits and losses from fair value changes		-	56,773	1,101,669
Foreign exchange gains/(losses)	(iii)	647,316	(5,345,004)	786,080
Net loss on disposal of property and equipment		(3,049,896)	(2,868)	(328,262)
Provision for debt securities		-	-	(5,403,084)
Mortgage agency service revenue	(iv)	679,933	511,500	-
Others		177,134	1,093,452	4,692,788

Total		6,375,348	19,762,053	47,031,532

(i)	In the event of a loan defaults and the sales partner chooses to repurchase such loan in installments (refer to Note 1), the Group charges certain percentage of the loan as the fund possession fee.

(ii)	Sales partners provide CRMPs as security deposits. Pursuant to the collaboration agreements if the debtor’s loan principal repayments or accrued interests are past due or the loan is in default, sales partners are obliged to fulfill their guarantee responsibility by selecting among different approaches, otherwise the CRMPs deposited by sales partners are confiscated by the Group, refer to Note 1. Net gains on confiscated CRMPs decreased to RMB12,733,681 in 2021.

(iii)	The changes of foreign exchange gains/(losses) are mainly due to exchange rate changes in cash and cash equivalents held by the Group, including US dollar account and Hong Kong dollar account. The Group recorded a foreign exchange gain as RMB786,080 in 2021, an increase of RMB6,131,084 compared with that in 2020. The gain is mainly due to the increase of the exchange rate between Hong Kong dollar and RMB and the US dollar against RMB.

(iv)	The Group earns fees from providing mortgage agency services to borrowers applying for a bank loan. This kind of revenue is recognized at the time when loan is granted as that is the point of time the Group fulfils the customer’s request, and is then recognized on an accrual basis in accordance with the terms of the relevant agreements. Mortgage agency service revenue consists of revenue earned from housing mortgage agency service and cars mortgage agency service.